Insurance - Additional Information (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2018	Oct. 31, 2017
Disclosure Of Other Movements In Insurance Liabilities [Line Items]
Other insurance liabilities	$ 212	$ 229
Increase (decrease) in other insurance liabilities	$ (17)	$ (28)
Ontario [member]
Disclosure Of Other Movements In Insurance Liabilities [Line Items]
Percentage of net written premiums	55.00%	55.70%
Western Provinces [member]
Disclosure Of Other Movements In Insurance Liabilities [Line Items]
Percentage of net written premiums	30.40%	30.00%
Atlantic Provinces [member]
Disclosure Of Other Movements In Insurance Liabilities [Line Items]
Percentage of net written premiums	8.50%	8.30%
Quebec [member]
Disclosure Of Other Movements In Insurance Liabilities [Line Items]
Percentage of net written premiums	6.00%	6.00%
Automobile policies [Member]
Disclosure Of Other Movements In Insurance Liabilities [Line Items]
Percentage of net written premiums	66.20%	65.90%
Residential [Member]
Disclosure Of Other Movements In Insurance Liabilities [Line Items]
Percentage of net written premiums	33.30%	33.60%